COMMON STOCK WARRANTS (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Oct. 19, 2022	Sep. 19, 2022	Aug. 31, 2022	Dec. 31, 2022
COMMON STOCK WARRANTS
Amount paid for redemption of warrants				$ 244
Loss on fair value adjustment for warrant liabilities - net				$ (160,728)
Public Warrants
COMMON STOCK WARRANTS
Number of shares entitled by each warrant				20,700,000
Number fractional shares issued upon exercise of warrants				0
Transaction costs allocated to warrants				$ 4,300
Shares issued upon exercise of warrants				10,328
Cash proceeds from exercise of warrants				$ 100
Warrants outstanding				0
Public Warrants | Class A common stock
COMMON STOCK WARRANTS
Number of shares entitled by each warrant				1
Exercise price				$ 11.50
Public Warrants | Redemption of warrants when the price of Class A common stock equals or exceeds $18.00 per share
COMMON STOCK WARRANTS
Redemption price per public warrant (in dollars per share)				0.01
Stock price trigger for redemption of public warrants (in dollars per share)				$ 18.00
Threshold trading days for redemption of public warrants				20 days
Consecutive threshold trading days for redemption of warrants				30 days
Private Placement Warrants
COMMON STOCK WARRANTS
Number of shares entitled by each warrant				18,560,000
Non-cash change in fair value of warrants			$ 176,600
Private Placement Warrants | Class A common stock
COMMON STOCK WARRANTS
Number of shares entitled by each warrant				1
Exercise price				$ 11.50
Number of shares issued on exercise of warrants			11,555,996
Forward Purchase Warrants
COMMON STOCK WARRANTS
Number of shares entitled by each warrant				3,750,000
Number of shares entitled by each warrant				1
Exercise price				$ 11.50
Public and Forward Purchase Warrants
COMMON STOCK WARRANTS
Redemption price per public warrant (in dollars per share)		$ 0.01
Transaction costs allocated to warrants				$ 4,300
Non-cash change in fair value of warrants				$ 15,900
Amount paid for redemption of warrants	$ 200